Offerings - Offering: 1	Jul. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	4.72
Maximum Aggregate Offering Price	$ 8,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,140.71
Offering Note	The Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates registers 1,750,000 shares of common stock, no par value ("Common Stock"), of Insight Molecular Diagnostics Inc. ("Registrant") issuable pursuant to awards under the Amended and Restated 2018 Equity Incentive Plan (the "A&R 2018 Plan"), as amended, reserved for issuance pursuant to future awards under the A&R 2018 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares registered under the Registration Statement also includes an indeterminable number of shares of Common Stock as may be issued in connection with stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457 (c) under the Securities Act. The price is calculated on the basis of the average of the high and low prices of the Common Stock on July 17, 2026, as reported on The Nasdaq Capital Market.